Gain and Other Item - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Gain and Other Item [Line Items]
Total gain on El Paso Real Estate Transaction	$ 11,069,839			$ 11,069,839
Total consideration for Assignment Agreement with DOC				40,000,000
Estimated excess value of assets compared to consideration paid				3,961,277
Amount of certain liabilities forgiven		7,108,562	7,108,562	7,108,562
Annual rental payments				7,112,362	4,314,690
Seller
Gain and Other Item [Line Items]
Purchase price of the property purchased under the agreement				39,066,428
DOC FSH El Paso Medical Center, LLC
Gain and Other Item [Line Items]
Amount retained by DOC as a security deposit				400,000
Hs Reit
Gain and Other Item [Line Items]
Amount paid to the company				463,678
Legal and Closing Expenses
Gain and Other Item [Line Items]
Amount paid for certain legal and closing expenses				69,894
Capital lease obligations
Gain and Other Item [Line Items]
Amount of certain liabilities forgiven				714,824
Accrued and unpaid interest
Gain and Other Item [Line Items]
Amount of certain liabilities forgiven				467,132
Unpaid past due rent
Gain and Other Item [Line Items]
Amount of certain liabilities forgiven				2,767,905
Other accrued liabilities
Gain and Other Item [Line Items]
Amount of certain liabilities forgiven				3,158,701
OKC MOB Assignment Agreement
Gain and Other Item [Line Items]
Total consideration for Assignment Agreement with DOC				15,600,000
Amount paid to the company				4,885,328
Amount paid for certain legal and closing expenses				35,937
Area of building purchased under agreement				52,000
FMC
Gain and Other Item [Line Items]
Purchase price of the property purchased under the agreement				10,588,235
OKC DOC
Gain and Other Item [Line Items]
Sales lease back, terms				10 years
Annual rental payments				1,248,000
Percentage of annual lease escalations				2.00%
Income on underlying sub-lease				$ 900,000